1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103	& Bockius LLP
Tel: 215.963.5000	Counselors at Law
Fax: 215.963.5001

November 2, 2011

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	SEI Institutional Managed Trust Post-Effective Amendment Nos. 77 and 79 to Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878)

Ladies and Gentlemen:

On behalf of our client, SEI Institutional Managed Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Act”), Post-Effective Amendment No. 77 and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 79 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.

This filing is made pursuant to Rule 485(a)(2) under the Act for the purpose of introducing four new series of the Trust, the Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds.

If you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact the undersigned at 215.963.4969.

Very truly yours,

/s/ John J. O’Brien
John J. O’Brien, Esq.

cc:                                 Ms. Julie Vossler